SUBORDINATED NOTES (Details) - Subordinated Debt - USD ($)			3 Months Ended	12 Months Ended
	Feb. 07, 2022	Jun. 23, 2016	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Interest rate, stated percentage				6.625%
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate				5.412%
Subordinated Notes due July 2026
Debt Instrument [Line Items]
Face amount	$ 48,000	$ 4,500,000
Interest rate, stated percentage	3.50%	6.625%
Debt issuance costs, gross		$ 79,000	$ 79,000
Debt issuance costs, net	$ 875,000		$ 846,000	$ 0	$ 7,000
Amortization period		60 months	60 months
Subordinated Notes due July 2026 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	2.05%	5.412%	5.412%